10. SEGMENT INFORMATION (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION
Identifiable Assets	$ 97,395,105	$ 64,173,530
USAMember
SEGMENT INFORMATION
Identifiable Assets	49,405,542	58,094,222
CanadaMember
SEGMENT INFORMATION
Identifiable Assets	45,822,245	3,953,053
AustraliaMember
SEGMENT INFORMATION
Identifiable Assets	1,642,736	1,487,117
MongoliaMember
SEGMENT INFORMATION
Identifiable Assets	504,408	613,723
OtherCountryMember
SEGMENT INFORMATION
Identifiable Assets	$ 20,174	$ 25,415